SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

25.   SHARE BASED COMPENSATION

(a) Incentive plan of JinkoSolar Holding

The Company adopted a long-term incentive plan (the “2009 Plan”) in July 2009 which was subsequently amended and restated. The 2009 plan provided for the issuance of options of 9,325,122 ordinary shares. The options have a contractual life of 7 years except for certain options granted to an employee in August 2009 that can be exercised until October 1, 2013. The share options will vest in 5 successive equal annual installments on the last day of each year from the grant date, provided that the personnel’s service with the Company has not terminated prior to each such vesting date. For 953,200 options granted to one employee in August 2009, the share options vested in a series of 36 months, on the last day of each month, commencing from October 1, 2008.

The Company adopted a long-term incentive plan (the “2014 Plan”) in August 2014. The 2014 Plan provides for the issuance of options of 12,796,745 ordinary shares. The options have a contractual life of 10 year. The share options will vest in 5 successive equal annual installments on the last day of each year from the grant date, provided that the personnel’s service with the Company has not terminated prior to each such vesting date.

The Company adopted a long-term incentive plan (the “2021 Plan”) in August 2021. The 2021 Plan provides for the issuance of restricted shares of 354,000 ordinary shares. The restricted shares have a contractual life of 5 year. The restricted shares will vest in 10 successive equal semi-annual installments on the first day of half-year anniversaries starting from the grant date, provided that the personnel’s service with the Company has not terminated prior to each such vesting date.

The Company adopted a long-term incentive plan (the “2022 Plan”) in February 2022. The 2022 Plan provides for the issuance of restricted shares of 16,684,600 ordinary shares. The restricted shares have a contractual life of 3 year. Fifty percent (50%) of the restricted shares were immediately vested at the grant date and the rest of the restricted shares will vest in 12 successive equal quarter installments on the first day of quarter anniversaries starting from the grant date, provided that the personnel’s service with the Company has not terminated prior to each such vesting date

(i)Share options

A summary of the share option activities under the Company’s share-based compensation plan for the years ended December 31, 2020, 2021 and 2022 is as follows (RMB in thousands, except for share, exercise price and contractual term):

	Number of		Weighted-average
	option	Weighted-average	remaining	Aggregate
	outstanding	exercise price	contractual term	intrinsic value
		(USD/share)	(in years)	(RMB)
Balance as of December 31, 2019	4,555,288	3.34	4.73	73,354
Granted	—	—	—	—
Exercise	(3,750,540)	3.32	—	—
Forfeited	(88,000)	3.29	—	—
Balance as of December 31, 2020	716,748	3.46	4.25	58,836
Granted	—	—	—	—
Exercise	(105,200)	3.29	—	—
Forfeited	(264,012)	3.29	—	—
Balance as of December 31, 2021	347,536	3.65	3.84	17,373
Granted	—	—	—	—
Exercise	(175,536)	3.35	—	—
Balance as of December 31, 2022	172,000	3.96	2.69	8,305

Vested as of December 31, 2022	172,000	3.96	2.69	8,305
Vested and exercisable as of December 31, 2022	172,000	3.96	2.69	8,305

The aggregate intrinsic value is calculated as the difference between the market price of ordinary shares, USD10.22 (RMB71.18) per share as of December 31, 2022 and the exercise prices of the options.

Total intrinsic value of options exercised during the year ended December 31, 2020, 2021 and 2022 were RMB297 million, RMB6 million and RMB8 million, respectively.

Share-based compensation expenses related to the option awards granted to the employees amounted to RMB1 million, RMB0.5 million and nil for the years ended December 31,2020, 2021 and 2022, respectively.

The total fair value of shares vested for the years ended December 31, 2020, 2021 and 2022 were RMB4 million, RMB2 million and RMB5 million respectively.

For the year ended December 31, 2022, total cash received from the exercise of share options was RMB5 million.

(ii)Restricted shares

The fair value of each restricted share granted with service conditions is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.

The following table summarizes activities of the Company’s restricted shares under the 2021 Plan and 2022 Plan:

	Number of restricted shares	Weighted average grant
	outstanding	date fair value
		(RMB)
Unvested as of January 1, 2021	—	—
Granted	354,000	86.38
Vested	(35,400)	86.38
Unvested as of December 31, 2021	318,600	86.38
Granted	16,684,600	72.10
Vested	(10,188,740)	72.08
Unvested as of December 31, 2022	6,814,460	72.38

Share-based compensation expenses of nil, RMB9 million and RMB968 million related to restricted shares were recognized for the years ended December 31, 2020, 2021 and 2022, respectively

As of December 31, 2020, 2021 and 2022, there were nil, RMB20 million and RMB256 million of unrecognized compensation expenses related to restricted shares which is expected to be recognized over a weighted-average period of nil, 4.58 years and 2.28 years, respectively.

(b) Incentive plan of Jiangxi Jinko

In October 2022, Jiangxi Jinko adopted its 2022 Equity Incentive Plan (the “Jiangxi Jinko 2022 Plan”), which permits the grant of stock options of Jiangxi Jinko to its employees. Under the plan, a total of 40,187,375 ordinary shares of Jiangxi Jinko were initially reserved for issuance.

A summary of share option activities under the Jiangxi Jinko 2022 Plan for the years ended December 31, 2022 is as follows (RMB in thousands, except for share, exercise price and contractual term):

	Number of		Weighted-average
	option	Weighted-average	remaining	Aggregate
	outstanding	exercise price	contractual term	intrinsic value
		(RMB/share)	(in years)	(RMB)
Balance as of December 31, 2021	—	—	—	—
Granted	32,149,900	10.78	—	—
Exercise	—	—	—	—
Balance as of December 31, 2022	32,149,900	10.78	2.89	124,420

Vested and expected to vest as of December 31, 2022	32,149,900	10.78	2.89	124,420
Vested and exercisable as of December 31, 2022	32,149,900	10.78	2.89	124,420

Share-based compensation expenses related to the option awards granted to the employees under Jiangxi Jinko 2022 Plan was amounted to RMB 33 million for the year ended December 31, 2022.

The total share-based compensation expense of continuing operations for the year ended December 31, 2020, 2021 and 2022 was recorded in the respective items (RMB in thousands):

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Costs of revenues	329	131	17,676
Selling expenses	462	131	7,101
General and administrative expenses	145	9,622	974,564
Research and development expenses	(13)	—	1,528
Total	923	9,884	1,000,869